Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 11, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 6,060,811 Class B Ordinary Shares to the Sponsor (such shares, the “Founder Shares”). The Founder Shares included an aggregate of up to 790,541 Class B Ordinary Shares subject to forfeiture to the extent that the Over-Allotment Option was not exercised in full, so that the number of Founder Shares would represent 26.0% of the issued and outstanding Ordinary Shares after the Initial Public Offering. In August 2024, the Underwriters allowed the remainder of the Over-Allotment Option to expire resulting in 439,189 Founder Shares being forfeited by the Sponsor.

Pursuant to the Letter Agreement, the Sponsor and the Company’s directors and officers have agreed not to transfer, assign or sell any of their Founder Shares and any Class A Ordinary Shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements as the Sponsor and the Company’s directors and officers with respect to any Founder Shares (the “Lock-up”). Notwithstanding the foregoing, if (x) the closing price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) if the Company consummates a transaction after the initial Business Combination that results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the Lock-up.

IPO Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering pursuant to a promissory note (the “IPO Promissory Note”). The loan was non-interest bearing, unsecured and due at the earlier of December 31, 2024 or the closing of the Initial Public Offering. The outstanding balance of $249,389 was repaid at the closing of the Initial Public Offering on June 20, 2024. At June 30, 2026 and December 31, 2025, the Company reported no amounts due to the Sponsor on the accompanying condensed consolidated balance sheets and no further borrowings are permitted under the IPO Promissory Note.

Administrative Services Agreement

The Company entered into an agreement with MCG to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support services commencing on June 18, 2024 through the earlier of the Company’s consummation of a Business Combination and its liquidation (the “Administrative Services Agreement”). For the three and six months ended June 30, 2026 and 2025, the Company incurred $30,000 and $60,000, respectively, in fees for these services. At June 30, 2026 and December 31, 2025, the Company reported $90,000 and $30,000, respectively, for these services in the accompanying condensed consolidated balance sheets in accounts payable and accrued liabilities.

Related Party Loans

Working Capital Loan

On June 11, 2026, the Company issued the WCL Note in the aggregate principal amount of up to $1,500,000 to the Sponsor. The Working Capital Loan is interest bearing at 17.5% per annum and is repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of liquidation of the Company. If, prior to the Business Combination, the principal balance of the Working Capital Loan has not been paid in full, then, at the Sponsor’s option and subject to certain conditions, up to $1,500,000 of the unpaid principal amount of the Working Capital Loan may be converted into Conversion Warrants to purchase Class A Ordinary Shares at a conversion price of $1.00 per Conversion Warrant. The Conversion Warrants shall be identical to the Warrants issued by the Company in the Private Placement that took place simultaneously with the Initial Public Offering. The Conversion Warrants and their underlying securities are entitled to the registration rights set forth in the Working Capital Loan. As of June 30, 2026 and December 31, 2025, the Company had an outstanding principal of $223,079 and $0, respectively, under the Working Capital Loan and, as of June 30, 2026 and December 31, 2025, reported $230,837 and $0, respectively, including accrued interest, on the accompanying condensed consolidated balance sheets as Working Capital Loan — related party.

Sponsor Loan

On May 30, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of up to $300,000 to the Sponsor, for the Sponsor Loan (as amended, the “Sponsor Note”). The Sponsor Loan is interest bearing at a rate of 17.5% per annum, unsecured and due on the earliest of: (i) July 29, 2025, if the Term Sheet is terminated by us in our sole discretion; (ii) five (5) business days after any other termination of the Term Sheet in accordance with the terms thereof; (iii) five (5) business days after the termination of a definitive agreement for a Business Combination transaction involving us and Everli; and (iv) five (5) business days after Everli’s receipt of at least an aggregate of $5,000,000 in proceeds under a $10 million senior secured convertible loan as contemplated under the Term Sheet.

On August 18, 2025, the Sponsor Note was amended and restated to, among other things, amend the principal amount of the Sponsor Note up to $1,000,000, including an OID of ten percent (10%). On September 12, 2025, the Sponsor Note was further amended to increase the principal amount to up to $1,250,000. On September 29, 2025, the Sponsor Note was further amended to increase the principal amount to up to $3,250,000. On March 30, 2026, the Sponsor Note was further amended to increase the principal amount to up to $3,611,111. As of June 30, 2026 and December 31, 2025, the Company had borrowed $3,250,000 and $3,178,079, respectively, under the Sponsor Loan and reported $4,109,133 and $3,718,011, respectively (including accrued interest), on the accompanying condensed consolidated balance sheets.

The Company complies with the requirements of ASC 835 and reports accrued interest and the amortization of the original issue discount on the unaudited condensed consolidated statements of operations included elsewhere in this Report as “interest expense on the Sponsor Note “and report the loan amount and unpaid interest as “Sponsor Note” on the accompanying condensed consolidated balance sheets. For the three and six months ended June 30, 2026, the Company recognized $166,570 and $319,201, respectively, in amortized OID and accrued interest expense on the accompanying unaudited condensed consolidated statements of operations. For the three and six months ended June 30, 2025, the Company had incurred $109 in interest, reported as interest expense on Sponsor Loan.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 11, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 6,060,811 Class B Ordinary Shares to the Sponsor (such shares, the “Founder Shares”). The Founder Shares included an aggregate of up to 790,541 Class B Ordinary Shares subject to forfeiture to the extent that the Over-Allotment Option was not exercised in full, so that the number of Founder Shares would represent 26.0% of the issued and outstanding Ordinary Shares after the Initial Public Offering. In August 2024, the Underwriters allowed the remainder of the Over — Allotment Option to expire resulting in 439,189 Founder Shares being forfeited by the Sponsor.

Pursuant to the Letter Agreement, the Sponsor and the Company’s directors and officers have agreed not to transfer, assign or sell any of their Founder Shares and any Class A Ordinary Shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements as the Sponsor and the Company’s directors and officers with respect to any Founder Shares (the “Lock-up”). Notwithstanding the foregoing, if (x) the closing price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) if the Company consummates a transaction after the initial Business Combination that results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the Lock-up.

IPO Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering pursuant to a promissory note (the “IPO Promissory Note”). The loan was non-interest bearing, unsecured and due at the earlier of December 31, 2024 or the closing of the Initial Public Offering. The outstanding balance of $249,389 was repaid at the closing of the Initial Public Offering on June 20, 2024 with an excess of $887 repaid to the Sponsor. At December 31, 2024, the excess of $887 reduced the payment for the services fees pursuant to the Administrative Services Agreement (as defined below). At December 31, 2025 and 2024, the Company reported no amounts due to the Sponsor on the accompanying consolidated balance sheets and no further borrowings are permitted under the IPO Promissory Note.

Administrative Services Agreement

The Company entered into an agreement with MCG to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support services commencing on June 18, 2024 through the earlier of the Company’s consummation of a Business Combination and its liquidation (the “Administrative Services Agreement”). For the year ended December 31, 2025, the Company incurred $120,000 in fees for these services. For the period from March 11, 2024 (inception) through December 31, 2024, the Company incurred $64,220 in fees for these services, which amounts are included in the accompanying consolidated statements of operations. At December 31, 2025 and 2024, the Company reported $70,000 and $0, respectively, in the accompanying consolidated balance sheets in accounts payable.

Related Party Loans

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Other than as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such Working Capital Loans. As of December 31, 2025 and 2024, no such Working Capital Loans were outstanding.

Sponsor Loan

On May 30, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of up to $300,000 to the Sponsor, for the Sponsor Loan (as amended, the “Sponsor Note”). The Sponsor Loan is interest bearing at a rate of 17.5% per annum, unsecured and due on the earliest of: (i) July 29, 2025, if the Term Sheet is terminated by us in our sole discretion; (ii) five (5) business days after any other termination of the Term Sheet in accordance with the terms thereof; (iii) five (5) business days after the termination of a definitive agreement for a Business Combination transaction involving us and Everli; and (iv) five (5) business days after Everli’s receipt of at least an aggregate of $5,000,000 in proceeds under a $10 million senior secured convertible loan as contemplated under the Term Sheet.

On August 18, 2025, the Sponsor Note was amended and restated to, among other things, amend the principal amount of the Sponsor Note up to $1,000,000, including an OID of ten percent (10%). On September 12, 2025, the Sponsor Note was further amended to increase the principal amount to up to $1,250,000. On September 29, 2025, the Sponsor Note was further amended to increase the principal amount to up to $3,250,000. On March 30, 2025, the parties to the Everli Note entered into the Second Amendment to Everli Note to increase the principal amount to up to $3,611,111. As of December 31, 2025 and the period from March 11, 2024 (inception) through December 31, 2024, the Company had borrowed $3,178,079 and $0, respectively, under the Sponsor Loan and reported $3,718,011 (including accrued interest) and $0, respectively, on the accompanying consolidated balance sheets.

The Company complies with the requirements of ASC 835 and reports accrued interest and the amortization of the original issue discount on the consolidated statements of operations included elsewhere in this Report as “interest expense on the Sponsor Note “and report the loan amount and unpaid interest as “Sponsor Note” on the accompanying consolidated balance sheets. For the year ended December 31, 2025, the Company recognized $539,932 in amortized OID and accrued interest expense on the accompanying consolidated statements of operations.